Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Terms of Outstanding Warrants

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2018 and 2017:

			Exercise	Total Common Shares Issuable as of December 31,
Title of Warrant	Date Issued	Expiry Date	Price	2018	2017
Equity-classified warrants

May 2015 – private placement warrants	3/18/2015	3/18/2020	$7.65	101,917	101,917
June 2016 – Note and Warrant Agreement	6/7/2016	6/7/2021	$2.70	253,790	263,791
March 2017 – private placement warrants	3/22/2017	3/22/2022	$2.70	382,363	423,104
Total				738,070	788,812